BANKRUPTCY	12 Months Ended
Dec. 31, 2023
Bankruptcy
BANKRUPTCY

NOTE 13 – BANKRUPTCY

On June 15, 2020 (the “Petition Date”), the Company, First Choice Healthcare Solutions, Inc., and its wholly owned subsidiaries, First Choice Medical Group of Brevard, LLC, FCID Medical, Inc., and Marina Towers, LLC (collectively, the “Debtors”), filed a voluntary petition for relief under Chapter 11 of Title 11 of the United States Code in the Bankruptcy Court for the Middle District of Florida (the “Bankruptcy Court”). As of the Petition Date, the Debtors were defendants in multiple lawsuits. The main goals of the Debtors in filing Bankruptcy was to confirm a plan of reorganization assuring a fair distribution of the Debtors’ assets to its creditors, attempt to bring as many assets in the form of settlements with the Debtors’ various claimants into the estate, and also establish a claims resolution process to resolve the securities arbitration and litigation claims in a fair and cost-effective manner.

The Debtors Amended Joint Plan of Bankruptcy Under Chapter 11 of the United States Bankruptcy Code (the “Plan”) was confirmed by the Bankruptcy Court on February 23, 2021 and became effective on April 28, 2022, the date on which the Company emerged from bankruptcy (the “Effective Date”). The Company installed a new board of directors, with the operations of the Debtors continuing to be overseen by the Debtors existing executive officers.

The Company did not experience an ownership change under Section 382 of the Internal Revenue Code (the “Code”). and believe the total available and utilizable net operating loss (“NOL”) at December 31, 2023 is approximately $6.4 million with was no limit under Section 382 of the Code on the use as of December 31, 2023 (see Note 11: Federal Income Taxes to the consolidated financial statements in Item 8 of this Annual Report on 10-K).

Due to there being no change to the equity interests in the Company as a result of the Bankruptcy, the criteria for applying fresh-start reporting on emergence were not met.

In connection with the Plan becoming effective, among other things:

●	The Debtors were approved to fund distributions under the Plan with a capital raise in an amount of up to $2,500,000 with an overallotment amount of an additional $500,000, for an aggregate of $3,000,000 million dollars through the insurance of secured convertible promissory notes (“Secured Convertible Notes”) issued at an original issue discount of 10%. The Secured Convertible Notes are due two years from the date of issuance, accrue interest at a rate of 10% per annum to be paid quarterly either in cash or in shares of the Company’s common stock, as determined by the Debtor, secured by a first priority lien on all Debtor assets other than those already subject to first priority liens.

Principal and accrued interest is to be converted on or before the maturity date into shares of Debtor common stock issued its next common stock offering in an aggregate amount of at least $10,000,000 (“Qualified Financing”). The number of shares of Common Stock issuable upon conversion of each Note in a Qualified Financing shall be equal to (i) the amount of principal and accrued interest, divided by (ii) the lessor of 75% of the price per share of common stock paid by other investors for a majority of the common stock issued in the Qualified Financing or seventy-five cents ($0.75).

Each Secured Convertible Note holder will also receive 5-Year warrants (“Warrants”) to purchase shares of the Company’s common stock in an amount equal to 50% of the face value of its Secured Convertible Note. The Warrants will be exercisable upon the consummation of a Qualified Financing, five-year term and a cash exercise provision. The exercise price of the Warrants are equal to 93.75% of the per share price of common stock sold to third-party investors in the Qualified Financing.

●	FCHS was approved to sell $124,195 in accounts receivable and certain property.

●	FCHS was approved for the rejection request of two satellite clinic location leases in Melbourne, Florida and Merritt Island, Florida and to sublease an entire floor of its Melbourne Florida corporate headquarters. All other unexpired real estate leases were not rejected.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

●	The Bankruptcy Court rejected a 2018 stock purchase agreement with Stewart Health Care System, LLC (“Stewart”), whereby, Stewart held a $7,500,000 put option to require the repurchase of the Company’s common stock.

The Plan provided for the following debtor classes of claims and settlement terms:

Class 1 – Priority Claims / Taxing Authorities, includes taxing authorities claims, including but not limited to an Allowed Claim of the Internal Revenue Service. Class 1 claims are deemed to be allowed priority claims to be paid in full in three equal quarterly cash installments, commencing on the first day of the first month following the effective date of the Plan, over a period of nine months, with interest.

Class 2 – Secured Claims (Equipment), includes claims from the financing of medical equipment and are deemed allowed secured claims, to be paid in full in two equally installment payments. The first installment payment due within forty-five days after the effective date of the Plan and the second and final installment payment shall be made within ninety days after the effective date of the Plan.

Class 3 – General Unsecured Claims holders are to receive distributions equal to their pro rata share of $500,000, with plan interest, payable within ninety (90) days from the effective date of the Plan.

Class 4 – Ongoing Trade Claims are those that are allowed at the election of the Debtor and are to be paid in full in two equal installment payments. The first installment payment will occur within ninety days after the effective date of the Plan and the second and final installment payment shall be made within one hundred-fifty days after the effective date of the Plan.

Class 5 – Class Action Claims are to be settled through the establishment of a settlement fund (the “Settlement Fund”) in the amount of $1 million, to be contributed from the Debtors director and officer liability insurance policy provider. Accordingly, the Debtors accepted a settlement of a putative class action lawsuit by a group of its shareholders that was pending in the United States District Court for the Middle District of Florida. Class 5 consists of individuals or entities which purchased or otherwise acquired Debtor common stock between April 1, 2014, and November 14, 2018. The class action lawsuit was settled through an insurance claim in the amount of $1,000,000 not requiring any monetary settlement by the Company.

Additionally, prior to the effective date of the Plan, the Debtor agreed to the payment of $79,518 as settlement of a complaint filed in the Middle District of Florida alleging securities law violations, breaches of fiduciary duties, and unjust enrichment by certain current or former officers and directors of the Debtor.

Class 6- Truist PPP Loan Claim Class contains all claims related to the Debtors’ Payroll Protection Loans in the of $1,387,599, anticipated to be forgiven in accordance with SBA regulations with no distribution of Plan assets.

Class 7 – Equity Interests, permits Debtors equity to be retained in the same proportion existing as of the Petition Date.

As a result of the Plan, the Company was relieved of approximately $4,098,541 in book value liabilities and $25,350,151 in of liabilities to general unsecured claim holders were approved to receive their pro rata share of $500,000, resulting in the recognition of a total gain on discharge of prepetition liabilities of $2,203,581, with $0 and $32,157 being recognized in the years ended December 31, 2023 and December 31, 2022, respectively, and the remaining amount of $2,174,424 having been recognized in the year ended December 31, 2021.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023